Financial Risk Factors and Risk Management - Movement in ECL Allowance for Trade Receivables (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in ECL Allowance for Trade Receivables
Balance as at 01/01	€ (203)	€ (261)
Balance as at 12/31	(229)	(203)
Accumulated impairment
Movement in ECL Allowance for Trade Receivables
Net credit losses recognized	112	32
Amounts written off	€ 86	€ 90